Note 9 - Shareholders' Equity (Details) - Fair Value Of Options (USD $)	12 Months Ended
Dec. 31, 2010
Fair Value Of Options [Abstract]
Weighted average fair value of options granted (in Dollars per share)	$ 3.18
Expected stock price volatility	92.00%
Risk-free interest rate	1.43%
Expected life of options (in years)	2 years 328 days